Accounts payable and accrued liabilities: (Tables)	12 Months Ended
Dec. 31, 2012
Accounts payable and accrued liabilities:
Schedule of accounts payable and accrued liabilities
	December 31, 2012	December 31, 2011

Trade accounts payable	$37,956	$37,651
Accrued payroll	8,539	8,157
Accrued interest	961	1,233
Income taxes payable	876	1,311
Due to joint venture and other payables	177	899

	$48,509	$49,251